Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020 CLP ($)	Dec. 31, 2020 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Non-controlling interest, description	(1)On December 18, 2019, Santander Agente de Valores Limitada changed its business name to Santander Asesorías Financieras Limitada and the company’s object, start offering financial advice. (2)On October 19, 2019 Klare Corredora de Seguros S.A. was created as a digital insurance brokerage and supporting banking business company and thus is subject to banking regulations. The Banks owns the 50.10% of the company’s capital share. (3)On November 15, 2019, Financial Market Commission (FMC) authorized Banco Santander to acquire the 51% of the Santander Consumer Chile S.A. capital share from SK Berge (49%) and Banco Santander S.A. (2%). The sale was completed on November 27, 2019. (4)On July 6, 2020, Banco Santander registered as a new subsidiary and business support company named “Sociedad Operadora de Tarjeta de Pago Santander Getnet Chile S.A”.
Revenue of operating segments, percentage	10.00%
Profit or loss, percentage	10.00%
Assets of operating segment, percentage	10.00%
Foreign exchange rate		$ 712.47	$ 1
Average incremental interest rate	1.45%
PD equal percentage	100.00%
Fogape's annual sales, description	The largest measure was to provide additional funds to the Guarantee Fund for Small Companies (Fogape), a state fund that guarantees loans, leases and other credits provided to small businesses, extending Fogape’s coverage to companies with annual sales of up to UF 1 million and further amended the rules to encourage that banks provide lending to small businesses. Under this Fogape, domestic banks, including us, provided loans with preferential interest rates equal to the MPR plus 3% and terms of up to 48 months to eligible companies (“Fogape loans”). Such loans had a 6-month grace period before repayment is due. In addition, companies that received loans guaranteed by Fogape, were also entitled to a payment holiday for all other outstanding loans for a period of 6 months. In February 2021, the government approved the FOGAPE 2.0 – or FOGAPE Reactiva - program.
Monthly rate	0.60%
Implying an annual rate	7.20%
Average cost to sale, percentage	4.00%	3.20%	3.20%
Net income, percentage	30.00%
Employee carrying out duties	60 years
Expected Credit Losses [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
PD equal percentage	100.00%
Top of range [member]
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of inflation	6.60%
Bottom of range [member]
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of inflation	2.70%
CLF [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Foreign exchange rate	30,991.74	29,070.33	29,070.33
Banco Santander-Chile [Member] | Banco Santander Spain [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Proportion of ownership interest in subsidiary	99.50%
Teatinos Siglo XXi inversiones Ltda [Member] | Banco Santander Spain [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Santander-Chile Bank [Member] | Banco Santander Spain [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Proportion of ownership interest in subsidiary	67.18%